Intangibles (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Intangibles (Textual)
Amortization expense, description					Approximately $21,000 per year for fiscal year 2019 through 2023 based upon the two current license agreements.
Amortization expense	$ 5,311	$ 4,952	$ 10,622	$ 9,217	$ 16,291	$ 13,368	$ 17,633